Accrued Expenses - Related Parties and Other (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Accrued Expenses - Related Parties and Other (Details)
Accrued research and development consulting fees	$ 40,000	$ 208,000
Accrued rent (Note 9) - related parties	8,000	10,000
Accrued interest (Note 10) - related parties	37,000	48,000
Total	$ 85,000	$ 266,000